Changes in the Group - Associated undertakings (Details) $ / shares in Units, £ in Millions, $ in Millions, $ in Millions, ₨ in Billions															1 Months Ended									6 Months Ended	12 Months Ended
	Dec. 18, 2025 GBP (£)	May 28, 2025 GBP (£)	May 28, 2025 INR (₨)	Feb. 28, 2025 GBP (£) shares	Feb. 28, 2025 CAD ($) shares	Dec. 06, 2024 USD ($)	Sep. 30, 2024 shares	Aug. 30, 2024 GBP (£) shares	Aug. 30, 2024 CAD ($) $ / shares shares	Mar. 13, 2024 GBP (£)	Mar. 13, 2024 INR (₨)	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Jul. 24, 2023	Dec. 31, 2025 GBP (£)	Mar. 31, 2025	Feb. 28, 2025	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Apr. 30, 2023 GBP (£)	Apr. 30, 2023 USD ($)	Feb. 28, 2025 tranche	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Nov. 30, 2022 GBP (£)	Mar. 11, 2021 director
Disclosure Of Business Combinations [Line Items]
Purchase of investments other than investments accounted for using equity method																									£ 54	£ 216	£ 448
Investments held at fair value															£ 333										333	£ 146
Other Investments, In Form Of Convertible Loan Note
Disclosure Of Business Combinations [Line Items]
Purchase of investments other than investments accounted for using equity method																									£ 4
Charlotte's Web Holdings, Inc.
Disclosure Of Business Combinations [Line Items]
Investments held at fair value																													£ 48
Potential proportion ownership interest																									19.90%
Motif Labs Ltd | Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Consideration paid (received) | $						$ 40
Acquisition percentage						100.00%
ITC Ltd.
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in associate disposed (in percentage)		10.00%	10.00%							12.00%	12.00%														10.00%	12.00%
Percentage of voting equity interest disposed (in percentage)		2.50%	2.50%							3.50%	3.50%				59.00%
Consideration paid (received)		£ (1,000)	₨ (121.0)							£ (1,600)	₨ (166.9)
Capital gains tax		£ 63	₨ 7.3							£ 54	₨ 5.7
Ownership interest in associates																									22.91%	25.45%	29.02%	29.19%
Proportion of ownership in financial assets measured at fair value through profit (loss)														60.00%
Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Consideration paid (received)				£ 23	$ 42			£ 24	$ 42			£ 24	$ 42
Ownership interest in associates						30.60%										30.60%									36.77%	35.09%
Acquisition percentage																														19.90%
Purchase of interests in investments accounted for using equity method																		£ 74	$ 125
Shares acquired (in shares) | shares												12,893,175	12,893,175
Price per share (CAD per share) | $ / shares									$ 3.22				$ 3.22
Number of tranches | tranche																								2
Organigram Inc. | Maximum
Disclosure Of Business Combinations [Line Items]
Proportion of voting rights held in associate																	30.00%
Organigram Inc. | Ordinary shares
Disclosure Of Business Combinations [Line Items]
Shares acquired (in shares) | shares				7,562,447	7,562,447		4,429,740	4,429,740	4,429,740
Organigram Inc. | Preference shares
Disclosure Of Business Combinations [Line Items]
Shares acquired (in shares) | shares				5,330,728	5,330,728		8,463,435	8,463,435	8,463,435
Organigram Inc. | Canada
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																														19.90%
Number of directors entitled to be appointed in the acquiree | director																														2
DeFloria
Disclosure Of Business Combinations [Line Items]
Consideration paid (received)																						£ 8	$ 10
Acquisition percentage																						19.90%	19.90%
Steady State LLC
Disclosure Of Business Combinations [Line Items]
Consideration paid (received)																				£ 8	£ 4
Proportion of voting rights held in associate																										10.80%	5.76%
Fair value total																				£ 8	£ 4							£ 4
FE "Samfruit" JSC
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in associate disposed (in percentage)	45.40%
Consideration paid (received)	£ (1)
Awake Corporation (Awake)
Disclosure Of Business Combinations [Line Items]
Ownership interest in associates																									41.60%